Document and Entity Information	Sep. 01, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001505155
Document Type	8-K
Document Period End Date	Sep. 01, 2023
Entity Registrant Name	UPLAND SOFTWARE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36720
Entity Tax Identification Number	27-2992077
Entity Address, Address Line One	401 Congress Avenue
Entity Address, Address Line Two	Suite 1850
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(512)
Local Phone Number	960-1010
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	UPLD
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Trading Symbol	-
Security Exchange Name	NASDAQ